BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Basic Value V.I. Fund

BlackRock Capital Appreciation V.I. Fund

BlackRock Equity Dividend V.I. Fund

BlackRock Global Allocation V.I. Fund

BlackRock Global Opportunities V.I. Fund

BlackRock Government Money Market V.I. Fund

BlackRock High Yield V.I. Fund

BlackRock International V.I. Fund

BlackRock Managed Volatility V.I. Fund

BlackRock S&P 500 Index V.I. Fund

BlackRock Total Return V.I. Fund

BlackRock U.S. Government Bond V.I. Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 1, 2017 to the Statement of Additional Information dated May 1, 2017 and the Statement of Additional Information dated November 28, 2017, each as amended and supplemented to date

Effective immediately, the following changes are made to the Funds’ Statement of Additional Information:

The chart listing investments and investment strategies in the section entitled “I. Investment Objectives and Policies” in Part I of the Funds’ Statement of Additional Information is supplemented as follows:

	BlackRock Basic Value V.I. Fund	BlackRock Capital Appreciation V.I. Fund	BlackRock Equity Dividend V.I. Fund	BlackRock Global Allocation V.I. Fund
Interfund Lending Program	X	X	X	X
Borrowing, to the extent permitted by the Fund’s investment policies and restrictions	X	X	X	X
Lending, to the extent permitted by the Fund’s investment policies and restrictions
Short Sales	See note A below	See note A below	See note A below	X Also see note B below

A	The Fund may only maintain short positions in forward currency contracts, options, futures contracts and options on futures contracts and may make short sales “against the box.”

B	The Fund may also maintain short positions in forward currency contracts, options, futures contracts and options on futures contracts and may make short sales “against the box.”

	BlackRock Global Opportunities V.I. Fund	BlackRock U.S. Government Bond V.I. Fund	BlackRock High Yield V.I. Fund	BlackRock International V.I. Fund
Interfund Lending Program	X	X	X	X
Borrowing, to the extent permitted by the Fund’s investment policies and restrictions	X	X	X	X
Lending, to the extent permitted by the Fund’s investment policies and restrictions				X

	BlackRock Global Opportunities V.I. Fund	BlackRock U.S. Government Bond V.I. Fund	BlackRock High Yield V.I. Fund	BlackRock International V.I. Fund
Short Sales	See note 3 below	See note 3 below	See note 3 below	See note 4 below

[3]	The Fund may only maintain short positions in forward currency contracts, options, futures contracts and options on futures contracts and may make short sales “against the box.”

[4]	The Fund may only make short sales “against the box.”

	BlackRock Managed Volatility V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Total Return V.I. Fund
Interfund Lending Program	X	X	X
Borrowing, to the extent permitted by the Fund’s investment policies and restrictions	X	X	X
Lending, to the extent permitted by the Fund’s investment policies and restrictions
Short Sales	X Also see note 5 below	See note 6 below	X Also see note 5 below

[5]	The Fund may also maintain short positions in forward currency contracts, options, futures contracts and options on futures contracts and may make short sales “against the box.”

[6]	The Fund may only make short sales “against the box.”

The last paragraph of the section entitled “II. Investment Restrictions — Restrictions Applicable to the Government Money Market V.I. Fund” is deleted.

The second paragraph, including the non-fundamental investment restrictions listed in (a)–(k), of the section entitled “II. Investment Restrictions — Restrictions Applicable to each of the Funds (Except the Government Money Market V.I. Fund, iShares® Alternative Strategies V.I. Fund, iShares® Dynamic Allocation V.I. Fund, iShares® Dynamic Fixed Income V.I. Fund and iShares® Equity Appreciation V.I. Fund)” is deleted and replaced with the following:

Under the Funds’ non-fundamental investment restrictions, which may be changed by the Board of Directors without shareholder approval, none of the Funds (unless noted otherwise below) may:

    a. Purchase securities of other investment companies, except to the extent permitted by the Investment Company Act. As a matter of policy, however, the Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the Investment Company Act, at any time the Fund has knowledge that its shares are purchased by another investment company investor in reliance on the provisions of subparagraph (G) of Section 12(d)(1).

    b. Make short sales of securities or maintain a short position, except to the extent permitted by the Fund’s Prospectus and Statement of Additional Information, as amended from time to time, and applicable law.

The third and fourth paragraphs in the section entitled “II. Investment Restrictions — Restrictions Applicable to each of the Funds (Except the Government Money Market V.I. Fund, iShares® Alternative Strategies V.I. Fund, iShares® Dynamic Allocation V.I. Fund, iShares® Dynamic Fixed Income V.I. Fund and iShares® Equity Appreciation V.I. Fund)” are deleted.

Shareholders should retain this Supplement for future reference.

SAI-VAR12-1217SUP

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